FINANCIAL INSTRUMENTS - Realized and Unrealized Gains (Losses) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	$ 1.8	$ 2.9
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	(3.4)	2.4
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	(3.4)	2.4
DSU Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	1.8	0.0
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	(3.4)	4.4
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	(3.4)	4.4
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	0.0	2.9
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	0.0	(2.0)
Unrealized Gains (Losses) On Change In Fair Value Of Derivatives	$ 0.0	$ (2.0)